Nuveen New York Municipal Value Fund
Portfolio of Investments May 31, 2022
(Unaudited)
NNY
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.5%   (100.0% of Total Investments)
MUNICIPAL BONDS - 98.5%  (100.0% of Total Investments)
Consumer Staples - 3.6% (3.6% of Total Investments)
$ 175 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A- $ 183,570
1,100 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
7/22 at 100.00 B- 1,100,308
650 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call BBB 674,759
3,440 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.750%, 6/01/43
No Opt. Call BB+ 3,875,022
500 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/25
No Opt. Call B- 499,860
5,865 Total Consumer Staples 6,333,519
Education and Civic Organizations - 16.9% (17.2% of Total Investments)
720 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
7/22 at 100.00 CCC 720,346
1,250 Build New York City Resource Corporation, New York, Revenue Bonds,
City University of New York - Queens College, Q Student Residences,
LLC Project, Refunding Series 2014A, 5.000%, 6/01/43
6/24 at 100.00 Aa2 1,294,962
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
265 5.000%, 4/15/33 4/23 at 100.00 BB+ 267,658
385 5.000%, 4/15/43 4/23 at 100.00 BB+ 387,549
230 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R 213,001
515 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 A- 522,684
1,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC
Insured
No Opt. Call Baa2 1,065,610
Dormitory Authority of the State of New York, Revenue
Bonds, Icahn School of Medicine at Mount Sinai,
Refunding Series 2015A:
1,330 5.000%, 7/01/40 7/25 at 100.00 A- 1,382,987
2,180 5.000%, 7/01/45 7/25 at 100.00 A- 2,252,420
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
1,820 5.000%, 7/01/45 7/25 at 100.00 N/R 1,878,859
385 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 N/R 374,624
960 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 Aa2 1,031,146
2,385 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 5.000%, 7/01/39
7/26 at 100.00 Aa2 2,593,377
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2018A:
1,000 5.000%, 7/01/40 7/28 at 100.00 Aa2 1,116,830
1,000 5.000%, 7/01/48 7/28 at 100.00 Aa2 1,106,530
2,000 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2019A, 5.000%, 7/01/42
7/29 at 100.00 Aa2 2,259,040
230 Dormitory Authority of the State of New York, Revenue Bonds, Rochester
Institute of Technology, Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 A1 252,701
670 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2019C, 4.000%, 7/01/49
7/29 at 100.00 Aa1 687,520
2,625 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 Aa1 2,949,712

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NNY
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 845 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- $ 877,313
725 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (4)
1/34 at 100.00 N/R 676,055
Hempstead Town Local Development Corporation, New
York, Revenue Bonds, Adelphi University Project, Series
2013:
100 5.000%, 9/01/38 9/23 at 100.00 A- 101,781
300 5.000%, 9/01/43 9/23 at 100.00 A- 304,359
Monroe County Industrial Development Corporation, New
York, Revenue Bonds, St. John Fisher College, Series
2011:
1,000 6.000%, 6/01/30 7/22 at 100.00 A- 1,002,660
1,000 6.000%, 6/01/34 7/22 at 100.00 A- 1,002,740
50 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 BBB 51,661
405 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/40 - AGM Insured
1/31 at 100.00 AA 358,421
3,000 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2009A,
0.000%, 3/01/40 - AGC Insured
No Opt. Call AA 1,454,640
500 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 N/R 498,140
640 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69
3/29 at 100.00 A2 595,347
490 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa2 458,552
30,005 Total Education and Civic Organizations 29,739,225
Financials - 0.7% (0.7% of Total Investments)
1,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 1,222,590
Health Care - 6.8% (6.9% of Total Investments)
2,700 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52
5/32 at 100.00 N/R 2,711,448
2,100 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 4.000%, 9/01/50
3/30 at 100.00 BBB- 1,935,654
2,000 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 A 2,016,260
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
1,000 4.000%, 7/01/41 7/26 at 100.00 A- 999,800
2,000 5.000%, 7/01/46 7/26 at 100.00 A- 2,083,660
480 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 N/R 517,910
290 Livingston County Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%,
7/01/30
7/22 at 100.00 BB- 290,621
1,465 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 BBB+ 1,398,665
12,035 Total Health Care 11,954,018

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Industrials - 2.2% (2.3% of Total Investments)
$ 3,930 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R $ 3,946,977
10 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 N/R 8,940
3,940 Total Industrials 3,955,917
Long-Term Care - 0.3% (0.3% of Total Investments)
270 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
7/22 at 100.00 A2 272,017
100 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 94,191
125 Yonkers Industrial Development Agency, New York, Civic Facilities
Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series
2008-C1, 5.800%, 7/01/23
7/22 at 100.00 N/R 122,159
495 Total Long-Term Care 488,367
Materials - 0.3% (0.3% of Total Investments)
530 Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014,
5.000%, 1/01/35, (AMT), 144A
1/25 at 100.00 N/R 546,266
Tax Obligation/General - 4.9% (4.9% of Total Investments)
1,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/49 - AGM Insured
4/30 at 100.00 AA 1,107,810
1,000 Nassau County, New York, General Obligation Bonds, General
Improvment Series 2016C, 5.000%, 4/01/35
4/26 at 100.00 A+ 1,084,350
1,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
A-1, 5.000%, 8/01/26
8/23 at 100.00 AA 1,035,810
90 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA 97,718
1,900 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
F-1, 5.000%, 4/01/40
4/28 at 100.00 AA 2,093,192
835 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/44
3/30 at 100.00 AA 863,248
1,000 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/43
8/30 at 100.00 AA 1,118,390
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
409 4.000%, 7/01/41 7/31 at 103.00 N/R 388,517
833 4.000%, 7/01/46 7/31 at 103.00 N/R 779,330
8,067 Total Tax Obligation/General 8,568,365
Tax Obligation/Limited - 19.8% (20.1% of Total Investments)
2,500 Dormitory Authority of the State of New York, Master BOCES Program,
Revenue Bonds, Onondaga, Cortland and Madison Issue, Series 2020,
4.000%, 8/15/41
8/28 at 100.00 Aa3 2,561,850
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding
Group 1 Through 5, Series 2020A:
500 4.000%, 3/15/34 9/30 at 100.00 AA+ 527,960
1,000 4.000%, 3/15/44 9/30 at 100.00 AA+ 1,028,610
1,685 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021E, 4.000%, 3/15/42
3/32 at 100.00 N/R 1,748,760
2,140 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/35
9/25 at 100.00 AA+ 2,298,767
2,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/28
11/25 at 100.00 BB 2,670,725
540 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/42
2/27 at 100.00 Aa3 578,475

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NNY
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.250%, 7/15/45
7/28 at 100.00 AA $ 1,106,930
445 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36
7/28 at 100.00 AA 493,069
2,465 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2020 Subseries S-1B, 4.000%, 7/15/41
7/29 at 100.00 AA 2,546,518
3,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 3,156,480
1,680 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 AAA 1,716,926
1,525 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 AAA 1,587,754
1,020 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/38
8/28 at 100.00 AAA 1,127,763
2,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 3.000%, 3/15/50
3/31 at 100.00 AA+ 1,744,040
1,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 N/R 1,021,380
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
1,500 5.000%, 3/15/35 9/30 at 100.00 AA+ 1,708,260
1,000 5.000%, 3/15/38 9/30 at 100.00 AA+ 1,131,390
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,509 0.000%, 7/01/51 7/28 at 30.01 N/R 1,438,164
3,083 5.000%, 7/01/58 7/28 at 100.00 N/R 3,142,224
17 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 16,729
1,030 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46
11/31 at 100.00 N/R 1,062,682
355 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 N/R 368,454
38,494 Total Tax Obligation/Limited 34,783,910
Transportation - 20.4% (20.7% of Total Investments)
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019A-1, 5.000%,
11/15/48, (Mandatory Put 11/15/24)
No Opt. Call A3 1,579,065
970 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 A3 1,030,683
1,315 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/32
11/25 at 100.00 A3 1,383,814
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2012E:
815 5.000%, 11/15/42 11/22 at 100.00 A3 823,729
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
1,235 5.000%, 11/15/38 11/23 at 100.00 A3 1,273,557
1,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 A3 1,875,366
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
2,000 5.750%, 10/01/37 (5) 7/22 at 100.00 N/R 1,600,000
1,500 5.875%, 10/01/46 (5) 7/22 at 100.00 N/R 1,200,000
560 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
4/30/53, (AMT)
10/31 at 100.00 BBB- 519,053
3,275 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 BBB 3,387,922

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
$ 800 5.000%, 8/01/26, (AMT) 6/22 at 100.00 B $ 800,056
2,625 5.000%, 8/01/31, (AMT) 6/22 at 100.00 B 2,625,184
105 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B 114,170
290 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 5.000%, 12/01/37, (AMT)
12/30 at 100.00 Baa1 309,900
340 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/37
12/30 at 100.00 Baa1 366,374
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2022:
950 5.000%, 12/01/40, (AMT) 12/32 at 100.00 N/R 1,021,449
835 5.000%, 12/01/41, (AMT) 12/32 at 100.00 N/R 896,281
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
2,000 5.000%, 1/01/27, (AMT) No Opt. Call Baa3 2,094,840
400 5.000%, 1/01/28, (AMT) No Opt. Call Baa3 420,888
850 5.000%, 1/01/31, (AMT) 1/28 at 100.00 Baa3 885,878
105 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 5.000%, 10/01/35, (AMT)
10/30 at 100.00 Baa3 110,156
3,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/40
5/25 at 100.00 Aa3 3,169,440
1,575 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 Aa3 1,637,149
1,930 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43
9/28 at 100.00 Aa3 1,994,481
800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 Aa3 876,368
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 Aa3 994,820
525 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/47
5/27 at 100.00 AA- 568,349
2,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, Refunding Series 2018C, 5.000%, 11/15/37
11/28 at 100.00 AA- 2,237,040
35,100 Total Transportation 35,796,012
U.S. Guaranteed - 3.6% (3.7% of Total Investments) (6)
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2015A:
235 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 255,769
265 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 288,421
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
135 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R 146,721
Long Island Power Authority, New York, Electric System
Revenue Bonds, Series 2012A:
415 5.000%, 9/01/37, (Pre-refunded 9/01/22) 9/22 at 100.00 N/R 418,917
320 5.000%, 9/01/37, (Pre-refunded 9/01/22) 9/22 at 100.00 N/R 323,021
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2012E:
2,685 5.000%, 11/15/42, (Pre-refunded 11/15/22) 11/22 at 100.00 A3 2,730,484

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NNY
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
$ 1,100 5.000%, 11/15/31, (Pre-refunded 11/15/23) 11/23 at 100.00 A3 $ 1,152,580
1,000 Sales Tax Asset Receivable Corporation of New York City, New York, Sales
Tax Asset Revenue Bonds, Fiscal 2015 Series A, 5.000%, 10/15/30, (Pre-
refunded 10/15/24)
10/24 at 100.00 AA+ 1,072,300
6,155 Total U.S. Guaranteed 6,388,213
Utilities - 19.0% (19.3% of Total Investments)
300 Buffalo Municipal Water Finance Authority, New York, Water System
Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 A+ 323,343
115 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 116,333
420 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 437,581
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2017:
1,000 5.000%, 9/01/42 9/27 at 100.00 A 1,104,120
580 5.000%, 9/01/47 9/27 at 100.00 A 637,258
Long Island Power Authority, New York, Electric System
Revenue Bonds, Series 2012A:
515 5.000%, 9/01/37 9/22 at 100.00 N/R 519,460
3,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series CC-1, 5.000%, 6/15/48
6/27 at 100.00 AA+ 3,265,920
3,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/40
12/27 at 100.00 AA+ 3,305,430
2,200 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 2,278,232
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving Funds
Revenue Bonds, New York City Municipal Water Finance
Authority Projects, Second Resolution Subordinated SRF
Series 2015A:
2,100 5.000%, 6/15/36 6/25 at 100.00 AAA 2,265,774
2,500 5.000%, 6/15/40 6/25 at 100.00 AAA 2,688,225
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 AAA 1,092,780
4,300 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/47
6/27 at 100.00 AAA 4,696,159
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B:
500 5.000%, 6/15/43 6/28 at 100.00 AAA 556,550
1,000 5.000%, 6/15/48 6/28 at 100.00 AAA 1,106,990
1,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Series 2012B,
5.000%, 2/15/42
7/22 at 100.00 AAA 1,002,860
500 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B1 499,330
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
90 5.500%, 7/01/28 7/22 at 100.00 CCC 90,298
345 5.750%, 7/01/37 7/22 at 100.00 CCC 346,211
275 6.000%, 7/01/47 7/22 at 100.00 CCC 276,017

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 110 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
7/22 at 100.00 N/R $ 110,154
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2013TE:
4,440 5.000%, 12/15/34 12/23 at 100.00 AAA 4,647,615
2,005 5.000%, 12/15/41 12/23 at 100.00 AAA 2,082,934
31,295 Total Utilities 33,449,574
$ 172,981 Total Long-Term Investments (cost $169,951,148) 173,225,976
Other Assets Less Liabilities - 1.5% 2,621,167
Net Assets Applicable to Common Shares - 100% $ 175,847,143
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 173,225,976 $ – $ 173,225,976
Total
$ – $ 173,225,976 $ – $ 173,225,976
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax